CONVERTIBLE PROMISSORY NOTES - RELATED PARTIES	3 Months Ended
Mar. 31, 2026
CONVERTIBLE PROMISSORY NOTES - RELATED PARTIES
CONVERTIBLE PROMISSORY NOTES - RELATED PARTIES

NOTE 6 – CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES

The following table shows the components of the Company’s indebtedness (in thousands):

Three Months Ended
March 31, 2026
Total convertible promissory notes - related parties, at fair value as of December 31, 2025	$18,889
Change in fair value	1,407
Total convertible promissory notes - related parties, at fair value	$20,296